Stockholders' Equity - Additional Information (Details) - USD ($)			9 Months Ended	12 Months Ended
	Jun. 15, 2023	Jun. 25, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of shares authorized			2,000,000,000	2,000,000,000
Par value of shares authorized			$ 0.0001	$ 0.0001
Common stock, shares authorized			1,900,000,000	1,900,000,000	1,900,000,000
Preferred stock, shares authorized			100,000,000	100,000,000	100,000,000
Common stock dividends declared				$ 0
Common stock shares voting rights			The holder of each Class A Common Stock is entitled to one vote, the holder of each share of Class X Common Stock is entitled to ten votes and except as otherwise required by law, the holder of each share of Class C Common Stock is not entitled to any voting powers.	The holder of each Class A Common Stock is entitled to one vote, the holder of each share of Class X Common Stock is entitled to ten votes and except as otherwise required by law, the holder of each share of Class C Common Stock is not entitled to any voting powers.
Conversion of stock, description		1-for-1
Number of shares, forfeited				154,944
The Forfeiture Agreement [Member]
Number of shares, forfeited	160,000
Consideration paid for forfeiture of shares	$ 0
Reduction in additional paid in capital			$ 800
Old Beachbody equity units - Class A Common Stock [Member]
Conversion of stock, shares issued		1,358,692
Common Class A [Member]
Common stock, shares authorized			1,600,000,000	1,600,000,000	1,600,000,000
Common stock shares voting rights			one vote	one vote	one vote
Conversion of stock, shares issued		676,561
Common Class A [Member] | The Forfeiture Agreement [Member]
Par value of shares authorized	$ 0.0001
Number of shares, forfeited	63,999
Common Class X [Member]
Common stock, shares authorized			200,000,000	200,000,000
Common stock shares voting rights			ten votes	ten votes
Conversion of stock, shares issued		2,825,006
Common Class X [Member] | The Forfeiture Agreement [Member]
Par value of shares authorized	$ 0.0001
Number of shares, forfeited	96,001
Common Class C [Member]
Common stock, shares authorized			100,000,000	100,000,000	100,000,000
Preferred Units [Member]
Share price		$ 9.93
Capital contribution		$ 100,000,000
Conversion of stock, shares converted		10,068,841
Common Units [Member]
Conversion of stock, shares converted		62,263,439